Senior Notes Payable - Schedule of Senior Notes Payable, Net (Parentheticals) (Details)	Sep. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Senior Notes [Member] | 6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Interest rate	6.375%	6.375%	6.375%	6.375%
Senior Notes [Member] | 5.50% Senior notes due March 31, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	5.50%			5.50%
Senior Notes [Member] | 6.50% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	6.50%
Senior Notes [Member] | 5.00% Senior notes due December 31, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	5.00%			5.00%
Senior Notes [Member] | 6.00% Senior notes due January 31, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	6.00%			6.00%
Senior Notes [Member] | 5.25% Senior notes due August 31, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	5.25%			5.25%
New Notes [Member] | 8.00% New Notes due January 1, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	8.00%